Tax Effects of Temporary Differences Comprise Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Equity securities		$ 4,346	$ 1,098
Accrued liabilities		1,910	915
Stock-based compensation		363	178
Deferred revenue		22,684	6,546
Research and development tax credits	6,600	5,848	5,556
Net operating loss carryforwards		80,159	70,679
Total deferred tax assets		115,310	84,972
Less: Valuation allowance		113,051	82,125	52,036
Net deferred tax assets		2,259	2,847
Deferred tax liabilities
Property and equipment		478	406
Intangible assets		1,781	2,441
Total deferred tax liabilities		2,259	2,847
Net deferred tax assets (liabilities)